Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS, INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford Dividend and Growth Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford Dividend and Growth Fund is managed. The New Policy for The Hartford Dividend and Growth Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in a mix of securities of dividend paying companies and securities of growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Dividend and Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:The Fund invests primarily in a portfolio of equity securities that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). Under normal circumstances, the Fund invests at least 80% of its assets in a mix of securities of dividend paying companies and securities of growth companies. The Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth. For instance, Wellington Management evaluates whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth and/or how such metrics compare to the S&P 500 Index. A company may be determined to be a growth company under any of these factors. (2) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for The Hartford Equity Income Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which The Hartford Equity Income Fund is managed. The Hartford Equity Income Fund’s Investment Policy related to investing at least 80% of its assets in equity securities will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that either pay a dividend or are expected to pay a dividend within the next 12 months.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Equity Income Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that either pay a dividend or are expected to pay a dividend within the next 12 months. The Fund invests primarily in equity securities of companies with market capitalizations above $2 billion. (4) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for The Hartford MidCap Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which The Hartford MidCap Value Fund is managed. The Hartford MidCap Value Fund’s Investment Policy related to investing at least 80% of its assets in mid-capitalization companies will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-capitalization value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford MidCap Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-capitalization value companies. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included within a third-party value index (e.g. the MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the Russell Midcap Index. A company may be determined to be a value company under any of these factors. Wellington Management employs a contrarian approach to stock selection. The approach uses extensive research to seek to identify companies whose fundamentals are not adequately reflected in the market price of their securities. (6) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for the Hartford Small Cap Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which the Hartford Small Cap Value Fund is managed. Harford Small Cap Value Fund’s Investment Policy related to investing at least 80% of its assets in common stocks of small capitalization companies will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Small Cap Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization value companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included within a third-party value index (e.g. the MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the Russell 2000 Index. A company may be determined to be a value company under any of these factors.
The Hartford Dividend and Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford Dividend and Growth Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford Dividend and Growth Fund is managed. The New Policy for The Hartford Dividend and Growth Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in a mix of securities of dividend paying companies and securities of growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Dividend and Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:The Fund invests primarily in a portfolio of equity securities that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). Under normal circumstances, the Fund invests at least 80% of its assets in a mix of securities of dividend paying companies and securities of growth companies. The Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth. For instance, Wellington Management evaluates whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth and/or how such metrics compare to the S&P 500 Index. A company may be determined to be a growth company under any of these factors.
The Hartford Equity Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(2) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for The Hartford Equity Income Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which The Hartford Equity Income Fund is managed. The Hartford Equity Income Fund’s Investment Policy related to investing at least 80% of its assets in equity securities will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that either pay a dividend or are expected to pay a dividend within the next 12 months.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford Equity Income Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that either pay a dividend or are expected to pay a dividend within the next 12 months. The Fund invests primarily in equity securities of companies with market capitalizations above $2 billion.
The Hartford MidCap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(4) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for The Hartford MidCap Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which The Hartford MidCap Value Fund is managed. The Hartford MidCap Value Fund’s Investment Policy related to investing at least 80% of its assets in mid-capitalization companies will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-capitalization value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford MidCap Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-capitalization value companies. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included within a third-party value index (e.g. the MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the Russell Midcap Index. A company may be determined to be a value company under any of these factors. Wellington Management employs a contrarian approach to stock selection. The approach uses extensive research to seek to identify companies whose fundamentals are not adequately reflected in the market price of their securities.
Hartford Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR THE HARTFORD DIVIDEND AND GROWTH FUND AND THE HARTFORD GROWTH OPPORTUNITIES FUNDIMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY FOR THE HARTFORD EQUITY INCOME FUND, THE HARTFORD MIDCAP VALUE FUND, THE HARTFORD SMALL CAP GROWTH FUND,
AND HARTFORD SMALL CAP VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(6) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a change to the non-fundamental 80% investment policy (“Investment Policy”) for the Hartford Small Cap Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The change to the Investment Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The change to the Investment Policy is not expected to materially impact the manner in which the Hartford Small Cap Value Fund is managed. Harford Small Cap Value Fund’s Investment Policy related to investing at least 80% of its assets in common stocks of small capitalization companies will change to the following: “Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “Hartford Small Cap Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization value companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included within a third-party value index (e.g. the MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the Russell 2000 Index. A company may be determined to be a value company under any of these factors.